Leases - Additional Information (Details)			3 Months Ended		9 Months Ended		12 Months Ended		22 Months Ended
	Nov. 17, 2021 ft²	Nov. 23, 2020 USD ($) ft² Agreement	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Dec. 17, 2021 USD ($)
Operating Lease [Line Items]
Monthly rental payments									$ 4,000
Number of lease agreement | Agreement		2
Operating lease, liability			$ 1,501,000		$ 1,501,000		$ 1,805,000			$ 2,300,000
Operating lease right-of-use assets			1,403,000		1,403,000		1,705,000	$ 2,153,000		$ 2,300,000
Rent expense			125,000	$ 114,000	377,000	$ 373,000	0	18,000
Variable lease expense			39,000	34,000	114,000	110,000	146,000	59,000
Short term lease cost							0	117,000
Operating Lease, Expense							499,000	172,000
Operating cash flows from operating leases			$ 125,000	$ 59,000	$ 377,000	$ 304,000	$ 430,000	$ 183,000
San Diego Temporary Lease [Member]
Operating Lease [Line Items]
Lab and Office space under lease agreement | ft²		3,212
San Diego Permanent Lease [Member]
Operating Lease [Line Items]
Lab and Office space under lease agreement | ft²	2,892	8,051
Lease term		62 months
Monthly rental payments		$ 40,800
Base rent escalators		3.00%
San Diego Permanent Lease [Member] | Previously Reported [Member]
Operating Lease [Line Items]
Monthly rental payments		$ 40,900